SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Directors fee	$ 686	¥ 111,527	¥ 110,282	¥ 98,937
Staff-related costs	762	123,748	79,060	49,860
Legal and professional fee	522	84,876	73,501	43,933
Travel and transportation expenses	408	66,418	58,005	66,303
Depreciation expense of right-of-use assets	300	48,886	46,375	44,646
Maintenance and supplies	190	30,830	30,427	27,730
Insurance and service fee	329	53,570	29,941	17,187
(Reversal of) allowance for expected credit losses	922	149,852	26,706	(878)
Office expenses	60	9,825	15,893	23,111
Depreciation expense of property and equipment	38	6,111	6,525	5,255
Miscellaneous expenses	384	62,305	25,540	28,144
Total	$ 4,599	¥ 747,948	¥ 502,255	¥ 404,228